Digital Assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
Schedule of digital assets
	2022	2021
	US$	US$
		(Restated)
Digital assets held on exchange institutions	8,438,027	-